Trade and other receivables - Aging of Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables [Line Items]
Trade receivables	€ 505.1	€ 439.7
Reduction in trade-terms	(222.2)	(231.4)
Total trade receivables	282.9	208.3
Not past due
Trade Receivables [Line Items]
Trade receivables	448.2	392.5
Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	31.9	39.6
Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	15.8	4.4
Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	6.4	2.0
Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	2.8	1.2
Gross
Trade Receivables [Line Items]
Trade receivables	509.0	444.2
Gross | Not past due
Trade Receivables [Line Items]
Trade receivables	448.6	392.6
Gross | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	32.0	40.5
Gross | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	16.0	4.6
Gross | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	6.8	2.3
Gross | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	5.6	4.2
Impairment
Trade Receivables [Line Items]
Trade receivables	(3.9)	(4.5)
Impairment | Not past due
Trade Receivables [Line Items]
Trade receivables	(0.4)	(0.1)
Impairment | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	(0.1)	(0.9)
Impairment | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	(0.2)	(0.2)
Impairment | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	(0.4)	(0.3)
Impairment | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	€ (2.8)	€ (3.0)